Rule 497d
                                                               File # 333-158565



                          Supplement dated May 4, 2009
                                     to the
                          Prospectus dated May 1, 2009
                                     of the
             S&P Foundation Strategy Trust, Series 3 (the "Trust"),
         a series of Claymore Securities Defined Portfolios, Series 578



Notwithstanding anything to the contrary in the prospectus of the Trust, the S&P Large-Cap Cornerstone Strategy yields 60 stocks and the S&P International Cornerstone Strategy yields 30 stocks in the Trust's final portfolio.

                       Please keep for future reference.